NOTE 7. LEASING ARRANGEMENTS AND COMMITMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Block 40 L L C 2023 [Member]
Payments for Tenant Improvements	$ 1,600,000